DETAILS OF CASH FROM OPERATING ACTIVITIES	12 Months Ended
Dec. 31, 2012
DETAILS OF CASH FROM OPERATING ACTIVITIES
DETAILS OF CASH FROM OPERATING ACTIVITIES

17.  DETAILS OF CASH FROM OPERATING ACTIVITIES

(a)
Items not involving current cash flows are shown in the following table:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Straight-line rent adjustment	$1,526	$1,353	$1,093
Stock-based compensation expense	1,616	1,994	3,459
Depreciation and amortization	42,773	42,701	42,413
Future income taxes	(5,127)	(3,527)	10,654
Foreign exchange forward contracts	359	—	(10)
Amortization of issuance costs and accretion of discount of Debentures	353	353	353
Amortization of deferred financing costs	188	—	—
Foreign exchange on note receivable	174	(409)	—
Write-down of long-lived assets	—	19,473	—
Purchase price consideration adjustment	—	—	(20,439)
Impairment recovery related to loans receivable from MEC	—	—	(10,037)
Other	480	94	(163)

	$42,342	$62,032	$27,323

(b)
Changes in non-cash working capital balances are shown in the following table:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Accounts receivable	$2,945	$(3,912)	$(1,067)
Prepaid expenses and other	(100)	5,673	(5,601)
Accounts payable and accrued liabilities	6,515	(9,530)	(5,601)
Income taxes	(8,926)	(5,347)	13,984
Deferred revenue	3,055	4,819	(2,583)
Restricted cash	(522)	—	—
Loans receivable from MEC, net	—	—	(615)

	$2,967	$(8,297)	$(1,483)

(c)
Non-cash investing and financing activities

On April 30, 2010, the Company acquired the MEC Transferred Assets with the purchase price being settled by the outstanding MEC loans of U.S. $347.1 million and cash payments aggregating U.S. $90.5 million.

On June 30, 2011, the Company cancelled 363,414 Class B Shares upon the disposition of the Arrangement Transferred Assets & Business (note 1). In addition, the remaining 183,999 Class B Shares were purchased for cancellation for Class A Subordinate Voting Shares which were renamed Common Shares.

During 2012, 15 thousand Common Shares were issued under the Company's Share Plan (note 13).